PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2025
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment

	As of December 31
	2024	2025	2025
	RMB	RMB	US$
Electronic equipment	9,259,789	16,471,053	2,355,329
Office equipment and fixtures	11,098	13,425	1,920
Data center machinery and equipment	182,413	182,413	26,085
Buildings	72,107	75,842	10,845
Construction in progress	133,158	181,882	26,008
	9,658,565	16,924,615	2,420,187
Less: accumulated depreciation	(5,028,513)	(6,829,745)	(976,640)
Property and equipment, net	4,630,052	10,094,870	1,443,547